Other Income and Finance Expense - Schedule of Finance Expense (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Schedule of Finance Expense [Abstract]
Imputed interest from due to related party	$ 315,913	د.إ 1,160,034
Interest expense from lease	12,658	46,480	62,969	81,706
Finance expense	$ 328,571	د.إ 1,206,514	د.إ 62,969	د.إ 81,706